Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Subsidiaries
Debt Instrument [Line Items]
2021	$ 1,382
2022	407
2023	809
2024	820
2025	226
Thereafter	10,182
Total, long-term debt maturities, including capital lease obligations	13,826
Emera
Debt Instrument [Line Items]
2021	0
2022	0
2023	500
2024	263
2025	0
Thereafter	1,528
Total, long-term debt maturities, including capital lease obligations	2,291
Emera US Finance LP
Debt Instrument [Line Items]
2021	955
2022	0
2023	0
2024	0
2025	0
Thereafter	2,546
Total, long-term debt maturities, including capital lease obligations	3,501
Tampa Electric
Debt Instrument [Line Items]
2021	295
2022	286
2023	0
2024	0
2025	0
Thereafter	2,687
Total, long-term debt maturities, including capital lease obligations	3,268
PGS
Debt Instrument [Line Items]
2021	59
2022	33
2023	0
2024	0
2025	0
Thereafter	337
Total, long-term debt maturities, including capital lease obligations	429
NMGC
Debt Instrument [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
Thereafter	465
Total, long-term debt maturities, including capital lease obligations	465
NMGI
Debt Instrument [Line Items]
2021	0
2022	0
2023	0
2024	191
2025	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	191
NSPI
Debt Instrument [Line Items]
2021	0
2022	0
2023	0
2024	291
2025	125
Thereafter	2,540
Total, long-term debt maturities, including capital lease obligations	2,956
EBP
Debt Instrument [Line Items]
2021	0
2022	0
2023	249
2024	0
2025	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	249
ECI
Debt Instrument [Line Items]
2021	73
2022	88
2023	60
2024	75
2025	101
Thereafter	79
Total, long-term debt maturities, including capital lease obligations	$ 476